Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Inventories [Abstract]
Raw materials and consumables	$ 591	$ 604	$ 622
Work in progress	142	131	132
Maturing inventories	8,670	8,677	7,799
Finished goods and goods for resale	1,153	1,246	1,146
Inventories	$ 10,556	$ 10,658	$ 9,699